Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.4%
Apparel — 6.0%
adidas AG*	3,388	$1,094,134
LVMH Moet Hennessy Louis Vuitton S.E.	1,958	916,155
NIKE, Inc., Class B	10,667	1,339,135
VF Corp.	6,631	465,828
		3,815,252
Beverages — 2.0%
PepsiCo, Inc.	9,150	1,268,190
Chemicals — 1.5%
The Sherwin-Williams Co.	1,362	948,960
Commercial Services — 1.8%
Equifax, Inc.	1,858	291,520
Moody's Corp.	1,912	554,193
Verisk Analytics, Inc.	1,709	316,695
		1,162,408
Computers — 10.5%
Accenture PLC, Class A	11,383	2,572,444
Apple, Inc.	26,708	3,093,054
Cognizant Technology Solutions Corp., Class A	14,358	996,732
		6,662,230
Cosmetics & Personal Care — 3.9%
Colgate-Palmolive Co.	21,593	1,665,900
The Estee Lauder Cos., Inc., Class A	3,664	799,668
		2,465,568
Diversified Financial Services — 6.7%
Mastercard, Inc., Class A	1,640	554,599
The Blackstone Group, Inc., Class A	8,031	419,218
The Charles Schwab Corp.	32,163	1,165,266
Visa, Inc., Class A	10,332	2,066,090
		4,205,173
Electronics — 7.2%
Agilent Technologies, Inc.	10,690	1,079,049
Amphenol Corp., Class A	12,037	1,303,246
Fortive Corp.	13,548	1,032,493
Mettler-Toledo International, Inc.*	304	293,588
TE Connectivity Ltd.	8,672	847,601
		4,555,977
Healthcare Products — 9.2%
Abbott Laboratories	6,748	734,385
Boston Scientific Corp.*	31,948	1,220,733
Danaher Corp.	4,478	964,248
Medtronic PLC	3,785	393,337
Stryker Corp.	5,723	1,192,501
Thermo Fisher Scientific, Inc.	2,942	1,298,952
		5,804,156
Household Products & Wares — 1.8%
Church & Dwight Co., Inc.	12,446	1,166,315
	Number of Shares	Value†

Insurance — 4.3%
Aon PLC, Class A	8,530	$1,759,739
Marsh & McLennan Cos., Inc.	8,590	985,273
		2,745,012
Internet — 10.2%
Alibaba Group Holding Ltd., ADR*	5,394	1,585,728
Alphabet, Inc., Class A*	2,777	4,069,971
Tencent Holdings Ltd.	11,500	776,749
		6,432,448
Machinery — Diversified — 1.2%
Otis Worldwide Corp.	11,903	742,985
Media — 2.2%
Comcast Corp., Class A	30,545	1,413,012
Pharmaceuticals — 4.9%
Becton Dickinson and Co.	5,490	1,277,413
Cigna Corp.	3,716	629,528
PRA Health Sciences, Inc.*	6,093	618,074
Roche Holding AG	1,673	573,070
		3,098,085
Retail — 4.0%
Dollarama, Inc.	23,209	889,630
Ross Stores, Inc.	5,144	480,038
Starbucks Corp.	9,482	814,693
The TJX Cos., Inc.	6,544	364,174
		2,548,535
Semiconductors — 3.4%
Analog Devices, Inc.	5,284	616,854
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,013	487,474
Texas Instruments, Inc.	7,387	1,054,790
		2,159,118
Software — 17.1%
Electronic Arts, Inc.*	10,498	1,369,044
Fidelity National Information Services, Inc.	8,595	1,265,270
Fiserv, Inc.*	14,394	1,483,302
Microsoft Corp.	31,709	6,669,354
		10,786,970
Transportation — 1.5%
Union Pacific Corp.	4,791	943,204
TOTAL COMMON STOCKS (Cost $41,924,273)		62,923,598

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Large Cap Growth Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $507,915)	507,915	$507,915
TOTAL INVESTMENTS — 100.2% (Cost $42,432,188)		$63,431,513
Other Assets & Liabilities — (0.2)%		(142,992)
TOTAL NET ASSETS — 100.0%		$63,288,521

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
S.E.— Societas Europaea.
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